Property, Plant And Equipment, Net And Right-Of-Use Assets - Additional Information (Detail) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale of fixed assets	S/ 9.1	S/ 12.7	S/ 31.9
Gain (loss) from fixed assets	2.3	6.1	(7.1)
Fully depreciated property, plant and equipment	119.1	135.2	424.5
Lease Expense under 12 months	351.7	167.3
Lease Expense of Low Value Assets	5.1	7.0
Variable Lease Payments	48.7	0.6
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Other financial liabilities	S/ 79.7	S/ 111.9	S/ 162.9